Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Net earnings	$ 1,658,285,000	$ 1,692,715,000
Adjustments for:
Amortization, depreciation and impairment	614,266,000	536,859,000
Deferred income tax expense (recovery)	626,000	(146,100,000)
Net foreign exchange loss (gain)	12,139,000	(11,043,000)
Share-based payment costs	68,636,000	67,840,000
Gain on sale of property, plant and equipment and on lease terminations	(712,000)	(284,000)
Net change in non-cash working capital items and others	(119,043,000)	64,996,000
Cash provided by operating activities	2,234,197,000	2,204,983,000
Investing activities
Net change in short-term investments	24,807,000	59,053,000
Business acquisitions (net of cash acquired)	(1,829,965,000)	(380,313,000)
Settlement of acquisition-related liabilities	(12,139,000)	0
Loan receivable	9,915,000	7,508,000
Purchase of property, plant and equipment	(116,611,000)	(109,733,000)
Proceeds from sale of property, plant and equipment	1,295,000	5,732,000
Additions to contract costs	(98,545,000)	(97,059,000)
Additions to intangible assets	(153,285,000)	(153,907,000)
Purchase of long-term investments	(119,010,000)	(161,842,000)
Proceeds from sale of long-term investments	92,956,000	55,177,000
Cash used in investing activities	(2,200,582,000)	(775,384,000)
Financing activities
Increase of long-term debt	923,922,000	747,073,000
Repayment of long-term debt	0	(1,154,878,000)
Settlement of derivative financial instruments	0	38,943,000
Payment of lease liabilities	(177,465,000)	(146,762,000)
Repayment of debt assumed from business acquisitions	(47,953,000)	(162,146,000)
Purchase for cancellation of Class A subordinate voting shares and related tax	(1,274,530,000)	(934,765,000)
Issuance of Class A subordinate voting shares	62,001,000	76,523,000
Purchase of Class A subordinate voting shares held in trusts	(13,323,000)	(66,847,000)
Withholding taxes remitted on the net settlement of performance share units	(52,888,000)	(15,407,000)
Cash dividends paid	(135,052,000)	0
Net change in clients' funds obligations	468,623,000	10,609,000
Cash used in financing activities	(246,665,000)	(1,607,657,000)
Effect of foreign exchange rate changes on cash, cash equivalents and cash included in funds held for clients	87,033,000	34,704,000
Net decrease in cash, cash equivalents and cash included in funds held for clients	(126,017,000)	(143,354,000)
Cash, cash equivalents and cash included in funds held for clients, beginning of year	1,694,729,000	1,838,083,000
Cash, cash equivalents and cash included in funds held for clients, end of year	1,568,712,000	1,694,729,000
Cash composition:
Cash and cash equivalents	864,209,000	1,461,145,000
Cash included in funds held for clients	$ 704,503,000	$ 233,584,000